Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	Jan. 19, 2022
C000232658
Account Value [Line Items]
Line Graph and Table Measure Name	Connors Hedged Equity Fund - Institutional Class
Account Value	$ 32,202	$ 29,795	$ 24,577	$ 24,000	$ 25,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 34,328	30,239	23,590	22,920	25,000
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Account Value	$ 29,217	$ 26,732	$ 24,466	$ 23,592	$ 25,000